Share based payment plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of terms and conditions of share-based payment plan arrangements of the parent [text block]

	2020	2019	2018
Outstanding at January 1*	965,052	1,318,049	1,458,360
Granted			2,000
Forfeited / Cancelled	(41,443)	(42,952)	(69,104)
Exercised	(515,887)	(310,045)	(73,207)
Outstanding at December 31*	407,722	965,052	1,318,049
Exercisable at December 31	123,305	296,859	252,793

Disclosure of terms and conditions of share-based payment plan arrangements of the 2013 warrant plan [text block]

	2020	2019	2018
Outstanding at January 1	118,376	300,040	320,640
Granted			−
Forfeited / Cancelled	(1,875)	(3,500)	(1,500)
Exercised	(116,501)	(178,164)	(19,100)
Outstanding at December 31	−	118,376	300,040
Exercisable at December 31	−	15,300	89,892

Disclosure of terms and conditions of share-based payment plan arrangements of the IPO warrant plan [text block]

	2020	2019	2018
Outstanding at January 1	465,212	589,052	671,503
Granted			−
Forfeited / Cancelled	(27,247)	(20,252)	(42,209)
Exercised	(201,239)	(103,588)	(40,242)
Outstanding at December 31	236,726	465,212	589,052
Exercisable at December 31	95,575	169,071	114,012

Disclosure of terms and conditions of share-based payment plan arrangements of the 2015 warrant plan [text block]

	2020	2019	2018
Outstanding at January 1	310,400	325,200	329,000
Granted			2,000
Forfeited / Cancelled	(6,400)	(14,800)	(5,800)
Exercised	(170,100)	−	−
Outstanding at December 31	133,900	310,400	325,200
Exercisable at December 31	15,100	96,500	32,700

Disclosure of inputs into the model of equity settled share-based payment plans [text block]

	2015 (Sept 16)	2015 (Nov)	IPO 2014 (Nov)	IPO 2014 (June)	2013 (Dec) *	2013 (Oct) *
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in €)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in €)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value SAR (in €)	2.41	3.30	3.94	3.83	12.23	12.77

Disclosure of terms and conditions of share-based payment plan arrangements of the cash-settled plans [text block]

	2020	2019	2018
Outstanding at January 1	71,064	103,757	137,217
Granted			−
Forfeited / Cancelled	(5,921)	(4,400)	(19,595)
Exercised	(28,047)	(28,293)	(13,865)
Outstanding at December 31	37,096	71,064	103,757
Exercisable at December 31	12,630	15,988	16,189

Disclosure of inputs into the model of cash settled share-based payment plans [text block]

	2020	2019	2018
Return dividend	0%	0%	0%
Expected volatility	84%	49%	49%
Risk-free interest rate	-0.34%	0.10%	0.77%
Expected life	0.25	0.25	1.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	44.20	16.32	17.49
Fair value SAR (in €)	35.38	7.52	9.09

Disclosure of terms and conditions of share-based payment plan arrangements of the Rapidfit+ plan [text block]
	2020	2019	2018
Outstanding at January 1	186	199	199
Granted			−
Forfeited / Cancelled	−	(13)	−
Exercised	−	−	−
Outstanding at December 31	186	186	199
Exercisable at December 31	186	184	−

Disclosure of inputs into the model of the Rapidfit+ plan [text block]
2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value option	262.7